EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS	Employee Benefit Plans
Pension plan. First Financial sponsors a non-contributory defined benefit pension plan covering substantially all employees and uses a December 31 measurement date for the plan. Plan assets were primarily invested in fixed income and equity mutual funds. The pension plan does not directly own any shares of First Financial common stock or any other First Financial security or product.

The investment objective of the Plan is to structure the assets to mirror the liabilities of the Plan, with the fixed income component matching the identified near and long-term plan distributions and the equity component generating growth of capital to meet other future Plan liabilities. The determination of the overall expected long-term return on plan assets was based on the composition of plan assets and long-term asset class return estimates developed by the Plan advisor, as well as a consensus of estimates from similarly managed portfolios of expected future returns.

First Financial recorded expense related to its pension plan of $3.4 million for 2021, $2.5 million for 2020 and $1.0 million for 2019. The components of net periodic benefit cost other than the service cost component are included in Other noninterest expense while service costs are recorded as a component Salaries and employee benefits in the Consolidated Statements of Income.

First Financial made no cash contributions to the pension plan in 2021, 2020 or 2019 and does not expect to make any contributions in 2022.

The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income related to the Company's pension plan:

	December 31,
(Dollars in thousands)	2021	2020
Change in benefit obligation
Benefit obligation at beginning of year	$87,494	$75,044
Service cost	9,128	7,932
Interest cost	2,157	2,455
Actuarial (gain) loss	2,588	9,171
Benefits paid, excluding settlement	(8,096)	(7,108)
Benefit obligation at end of year	93,271	87,494

Change in plan assets
Fair value of plan assets at beginning of year	155,704	141,816
Actual return on plan assets	15,774	20,996
Benefits paid, excluding settlement	(8,096)	(7,108)
Fair value of plan assets at end of year	163,382	155,704

Amounts recognized in the Consolidated Balance Sheets
Assets	70,111	68,210
Liabilities	0	0
Net amount recognized	$70,111	$68,210

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$27,264	$32,943
Net prior service cost	(270)	(682)
Deferred tax assets	(6,148)	(7,349)
Net amount recognized	$20,846	$24,912

Change in accumulated other comprehensive income (loss)	$(4,066)	$(3,029)

Accumulated benefit obligation	$92,316	$86,327

The change in the defined benefit obligations for the period was driven primarily by an update to the interest crediting rate to reflect the known rate used at year-end 2021, which increased the liability, partially offset by a 34 bp increase in the discount rate from the prior year.
The components of net periodic benefit cost are shown in the table that follows:

	December 31,
(Dollars in thousands)	2021	2020	2019
Service cost	$9,128	$7,932	$6,591
Interest cost	2,157	2,455	2,778
Expected return on assets	(10,118)	(9,824)	(9,718)
Amortization of prior service cost	(413)	(413)	(413)
Recognized net actuarial loss	2,611	2,334	1,803
Net periodic benefit (income) cost	3,365	2,484	1,041

Other changes recognized in accumulated other comprehensive income (loss)
Net actuarial (gain) loss	(3,068)	(2,001)	(4,630)
Prior service cost	0	0	0
Amortization of prior service cost	413	413	413
Amortization of gain	(2,611)	(2,334)	(1,803)
Total recognized in accumulated other comprehensive income (loss)	(5,266)	(3,922)	(6,020)
Total recognized in net periodic benefit cost and accumulated other comprehensive income (loss)	$(1,901)	$(1,438)	$(4,979)

The pension plan assumptions are shown in the table that follows:

	December 31,
	2021	2020	2019
Benefit obligations
Discount rate	2.89%	2.55%	3.33%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted average interest crediting rate	2.58%	2.14%	2.82%

Net periodic benefit cost
Discount rate	2.55%	3.33%	4.31%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted average interest crediting rate	2.14%	2.82%	3.61%

The fair value of the plan assets as of December 31, 2021 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$122	$122	$0	$0
U. S. Government agencies	3,535	0	3,535	0
Fixed income mutual funds	63,526	63,526	0	0
Equity mutual funds	83,000	83,000	0	0
Other assets	13,199	0	13,199	0
Total	$163,382	$146,648	$16,734	$0
The fair value of the plan assets as of December 31, 2020 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$129	$129	$0	$0
U. S. Government agencies	4,193	0	4,193	0
Fixed income mutual funds	65,443	65,443	0	0
Equity mutual funds	85,939	85,939	0	0
Total	$155,704	$151,511	$4,193	$0

The level within the fair value hierarchy is based on the lowest level of input that is significant in the fair value measurement. See Note 22 – Fair Value Disclosures for further information related to the framework for measuring fair value and the fair value hierarchy.

The following benefit payments, which reflect expected future service, are expected to be paid:

(Dollars in thousands)	Expected benefit payments
2022	$5,753
2023	5,848
2024	6,664
2025	6,931
2026	7,099
Thereafter	41,728
401(k) plan. First Financial sponsors a defined contribution 401(k) plan which covers substantially all employees. Employees may contribute up to 50.0% of their earnings into the plan, not to exceed applicable limitations prescribed by the Internal Revenue Service. First Financial's contributions to the 401(k) plan are discretionary. The Company made no contributions to the 401(k) plan during the years ended December 31, 2021, 2020 or 2019.